Earnings per Unit (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019 tranche shares	Jun. 24, 2019 shares	May 16, 2017 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017 USD ($) $ / shares shares
Earnings per unit
Profit/(loss) for the year					$ (34,769)	$ 128,046	[1]	$ 148,098	[1]
Profit attributable to Gaslog's operations					(2,650)	(25,449)		(53,981)
Partnership's profit/(loss)					(37,419)	102,597		94,117
Paid and accrued preference unit distributions					(30,328)	(22,498)		(7,749)
Partnership's profit/(loss) attributable to unitholders					(67,747)	80,099		86,368
Earnings/(loss) per unit (diluted)
Number of units issued for conversion of subordinated units to common units | shares				9,822,358
Subordinated units to common units conversion ratio				1
Common units
Earnings per unit
Partnership's profit/(loss)					(66,268)	75,879		76,347
Partnership's profit/(loss) attributable to unitholders					$ (66,268)	$ 75,879		$ 76,347
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares					46,272,598	42,945,432		36,493,143
Earnings/(loss) per unit (basic)
Earnings/(loss) per unit (basic) | $ / shares					$ (1.43)	$ 1.77	[1]	$ 2.09	[1]
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares					46,272,598	43,034,117		36,547,545
Earnings/(loss) per unit (diluted)
Earnings/(loss) per unit (diluted) | $ / shares					$ (1.43)	$ 1.76	[1]	$ 2.09	[1]
Number of units issued for conversion of subordinated units to common units | shares								9,822,358
Number of units issued | shares			2,532,911		2,532,911
Subordinated units
Earnings per unit
Partnership's profit/(loss)								$ 5,085
Partnership's profit/(loss) attributable to unitholders								$ 5,085
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares								9,822,358
Earnings/(loss) per unit (basic)
Earnings/(loss) per unit (basic) | $ / shares								$ 0.52
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares								9,822,358
Earnings/(loss) per unit (diluted)
Earnings/(loss) per unit (diluted) | $ / shares								$ 0.52
Number of units issued for conversion of subordinated units to common units | shares								(9,822,358)
General partner units
Earnings per unit
Partnership's profit/(loss)					$ (1,479)	$ 1,602		$ 1,728
Partnership's profit/(loss) attributable to unitholders					$ (1,479)	$ 1,602		$ 1,728
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares					975,531	876,255		790,819
Earnings/(loss) per unit (basic)
Earnings/(loss) per unit (basic) | $ / shares					$ (1.52)	$ 1.83		$ 2.18
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares					975,531	876,255		790,819
Earnings/(loss) per unit (diluted)
Earnings/(loss) per unit (diluted) | $ / shares					$ (1.52)	$ 1.83		$ 2.18
Incentive distribution rights
Earnings per unit
Partnership's profit/(loss)						$ 2,618		$ 3,208
Partnership's profit/(loss) attributable to unitholders						$ 2,618		$ 3,208
Class B units
Earnings/(loss) per unit (diluted)
Number of units issued | shares		2,490,000	2,490,000		2,490,000
Conversion ratio of class B units into common units	1	1
Number of tranches | tranche		6
Number of units issued in each tranche | shares		415,000

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).